Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 257,564	$ 169,469
Term deposits	393,759	300,000
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2015 and 2016 respectively	36,078	14,896
Amount due from related parties	88	1,175
Prepaid expenses and other current assets	32,592	18,297
Deferred tax assets, current	72
Total current assets	720,153	503,837
Property and equipment, net	13,932	16,259
Rental deposits	920	743
Long term investments	31,932	19,318
Other non-current assets	2,593	2,000
Deferred tax assets, non-current	208
Total assets	769,738	542,157
Current liabilities
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Company of $9,040 and $36,812 as of December 31, 2015 and 2016, respectively)	40,457	10,445
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to the Company of $28,274 and $41,277 as of December 31, 2015 and 2016, respectively)	41,277	28,274
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of $1,954 and $6,632 as of December 31, 2015 and 2016, respectively)	39,965	26,694
Amount due to related parties (including amount due to related parties of the consolidated VIE without recourse to the Company of $nil and $1,510 as of December 31, 2015 and 2016, respectively)	8,117	6,532
Income tax payable (including income tax payable of the consolidated VIE without recourse to the Company of $nil and $3,881 as of December 31, 2015 and 2016, respectively)	3,881
Total current liabilities	133,697	71,945
Other non-current liabilities	2,022	1,826
Total liabilities	135,719	73,771
Commitments and contingencies (Note14)
Equity
Treasury stock	(64,494)	(64,494)
Additional paid-in capital	663,498	631,474
(Accumulated deficit)/Retained earnings	51,141	(94,109)
Accumulated other comprehensive loss	(16,168)	(4,526)
Total equity	634,019	468,386
Total liabilities and equity	769,738	542,157
Class A Common Stock [Member]
Equity
Ordinary shares, value	32	31
Class B Common Stock [Member]
Equity
Ordinary shares, value	$ 10	$ 10